DERIVATIVE WARRANT LIABILITY (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 12, 2015	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Outstanding warrants to purchase of its common stock		4,033,334	4,616,668	4,616,668
Common stock per shares			$ 0.60
Volatility rate		76.00%		73.00%	54.00%
Risk-free interest rate		1.93%		1.14%	1.83%
Anti dilution warrants expired	5,080,080	583,334	3,037,037
Reclassification from derivative warrant liability to additional paid-in capital	$ 1,148,328	$ 149,209	$ 1,093,765
Exercise price of warrant		$ 0.60
Minimum [Member]
Volatility rate			57.00%	53.00%
Risk-free interest rate			0.95%	1.37%
Estimated life		4 years 7 days	4 years 9 months	2 years 6 months	5 years
Maximum [Member]
Volatility rate			74.00%	58.00%
Risk-free interest rate			1.40%	1.52%
Estimated life		4 years 3 months 26 days	9 years	6 years	6 years